Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Receivables
	December 31, 2024	December 31, 2023
	$	$
Royalties receivable	2,897,870	3,414,128
Sales tax recoverable	19,810	93,443

	2,917,680	3,507,571